Right-of-use asset/Lease Liability (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Expense
The table below presents the components of the Company’s finance lease expense for the year ended December 31, 2021 and 2020:

		December 31,
Description	Location in Statement of Operations	2020	2021
Finance lease cost:
Amortization of Right-of-use asset	Depreciation and amortization	$—	$222
Interest on Lease liability	Interest expense	—	73
Total		$—	$295

Schedule of Maturity Finance Lease Liability
Maturity of the Company’s finance lease liability as of December 31, 2021 was as follows:

To December 31, 2022	$22,408
Total undiscounted lease payments	22,408
Less: imputed interest	(463)
Carrying value of lease liability	21,945